UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:          London Pacific Advisors
                                 Address:       2399 Gateway Oaks Drive, #200
                                                Sacramento, CA 95833

                                 13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   David L. Ruff
Title:  Chief Investment Officer
Phone:  (916) 288-6434

Signature,                               Place,             and Date of Signing:

David L. Ruff                            Sacramento, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        74

Form 13F Information Table Value Total:     39390

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                            London Pacific Advisors
                                    FORM 13F
                            London Pacific Advisors
                               December 31, 2002

                                                            VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE   SHARED    NONE
------------------------------   --------------  --------- --------  --------  --- ---- -------  --------  ------ -------- --------
3M Co                            COM             88579Y101      271   2197.000 SH       SOLE                                2197.000
ABN Amro Hldg NV ADR             COM             000937102     1049  64835.000 SH       SOLE                               64835.000
AOL Time Warner Inc              COM             00184A105      659  50340.603 SH       SOLE                               50340.603
Alcoa Inc                        COM             013817101      873  38327.889 SH       SOLE                               38327.889
American Exp Corp                COM             025816109     1044  29530.466 SH       SOLE                               29530.466
American Power Conversion        COM             029066107      243  16028.000 SH       SOLE                               16028.000
Anheuser Busch                   COM             035229103      360   7442.000 SH       SOLE                                7442.000
Apple Computer Inc               COM             037833100      236  16440.000 SH       SOLE                               16440.000
Applera Corp Applied Biosystem   COM             038020103      654  37286.848 SH       SOLE                               37286.848
Arm Hldgs Plc Sponsored ADR      COM             042068106       85  33750.000 SH       SOLE                               33750.000
Atlantic Coast Airlines Hldgs.   COM             048396105      172  14335.000 SH       SOLE                               14335.000
Bank of America Corp             COM             060505104      452   6496.000 SH       SOLE                                6496.000
Bank of New York Inc             COM             064057102      657  27429.342 SH       SOLE                               27429.342
CEC Entertainment Inc.           COM             125137109      211   6875.000 SH       SOLE                                6875.000
Caterpillar Inc                  COM             149123101      252   5510.000 SH       SOLE                                5510.000
Cemex SA Spons ADR               COM             151290889      224  10433.752 SH       SOLE                               10433.752
Cima Labs Inc.                   COM             171796105      226   9360.000 SH       SOLE                                9360.000
Citigroup                        COM             172967101     1272  36134.233 SH       SOLE                               36134.233
ConocoPhillips                   COM             20825C104      207   4282.000 SH       SOLE                                4282.000
Corning Inc                      COM             219350105      298  89893.594 SH       SOLE                               89893.594
Costco Co Inc                    COM             22160Q102      810  28870.000 SH       SOLE                               28870.000
Dell Computer Corp               COM             247025109     1012  37832.000 SH       SOLE                               37832.000
Dow Chemical Co                  COM             260543103      292   9815.000 SH       SOLE                                9815.000
Drexler Technology               COM             261876106      201  15938.000 SH       SOLE                               15938.000
Eastman Kodak                    COM             277461109      243   6945.000 SH       SOLE                                6945.000
Estee Lauder                     COM             518439104      901  34138.330 SH       SOLE                               34138.330
Exxon Mobil Corp                 COM             30231G102     1052  30110.342 SH       SOLE                               30110.342
Fidelity National Financial In   COM             316326107      216   6580.000 SH       SOLE                                6580.000
Gehl Co                          COM             368483103      162  18537.000 SH       SOLE                               18537.000
General Electric Co              COM             369604103      526  21592.000 SH       SOLE                               21592.000
Guidant Corp                     COM             401698105      768  24906.000 SH       SOLE                               24906.000
H J Heinz Co                     COM             423074103      202   6157.000 SH       SOLE                                6157.000
HSBC Hldgs Plc Spons ADR         COM             404280406      902  16411.000 SH       SOLE                               16411.000
Hewlett Packard                  COM             428236103      196  11307.000 SH       SOLE                               11307.000
Ims Health                       COM             449934108      185  11562.685 SH       SOLE                               11562.685
Intel Corp                       COM             458140100      896  57540.484 SH       SOLE                               57540.484
Koninklijke Ahold NV             COM             500467303      634  49830.000 SH       SOLE                               49830.000
Marsh & Mclennan Cos Inc         COM             571748102      222   4810.000 SH       SOLE                                4810.000
McCormick & Co Inc Non-Vote      COM             579780206      242  10434.046 SH       SOLE                               10434.046
Mcgraw-Hill Co Inc               COM             580645109      320   5300.000 SH       SOLE                                5300.000
Merck & Co Inc                   COM             589331107     1308  23102.069 SH       SOLE                               23102.069
Mercury Interactive Corp         COM             589405109      297  10008.000 SH       SOLE                               10008.000
Morgan Stanley                   COM             617446448      887  22209.060 SH       SOLE                               22209.060
Nestle S A Spons Adr             COM             641069406     1157  21832.000 SH       SOLE                               21832.000
NetBank Inc.                     COM             640933107      201  20750.000 SH       SOLE                               20750.000
Nokia Corp Adr                   COM             654902204      882  56929.000 SH       SOLE                               56929.000
Oracle Corp                      COM             68389X105      826  76470.000 SH       SOLE                               76470.000
Oxford Health Plans              COM             691471106      323   8857.000 SH       SOLE                                8857.000
Pfizer Inc                       COM             717081103     2028  66328.671 SH       SOLE                               66328.671
Platforms Wireless               COM             72765a101        0  16900.000 SH       SOLE                               16900.000
Procter & Gamble                 COM             742718109     1207  14042.781 SH       SOLE                               14042.781
Progress Software                COM             743312100      241  18595.000 SH       SOLE                               18595.000
Regions Financial Corp           COM             758940100      266   7970.000 SH       SOLE                                7970.000
Repsol SA ADR                    COM             76026T205      295  22580.000 SH       SOLE                               22580.000
Rio Tinto Plc Spons Adr          COM             767204100      352   4426.000 SH       SOLE                                4426.000
Siebel Systems, Inc              COM             826170102      476  63626.000 SH       SOLE                               63626.000
Siemens AG - Unsponsored ADR     COM             826197501      813  19296.000 SH       SOLE                               19296.000
Sony Corp Adr                    COM             835699307      881  21337.000 SH       SOLE                               21337.000
Sungard Data Sys Inc             COM             867363103      216   9149.000 SH       SOLE                                9149.000
Synopsys Inc                     COM             871607107      209   4537.000 SH       SOLE                                4537.000
T Rowe Price Group               COM             74144T108      234   8587.362 SH       SOLE                                8587.362
Telecom New Zealand Adr          COM             879278208      236  12354.000 SH       SOLE                               12354.000
Tiffany & Co                     COM             886547108      227   9495.669 SH       SOLE                                9495.669
Tyco Intl                        COM             902124106      585  34250.381 SH       SOLE                               34250.381
VISX Inc.                        COM             92844s105      214  22321.000 SH       SOLE                               22321.000
Vodafone Grp Plc Adr             COM             92857W100     1245  68723.000 SH       SOLE                               68723.000
Wal-Mart Stores                  COM             931142103      788  15601.482 SH       SOLE                               15601.482
Wyeth                            COM             983024100      217   5803.000 SH       SOLE                                5803.000
XL Capital Ltd                   COM             G98255105      256   3315.000 SH       SOLE                                3315.000
iShares MSCI EAFE                COM             464287465      283   2855.000 SH       SOLE                                2855.000
iShares Russell 1000 Value Ind   COM                            209   4540.000 SH       SOLE                                4540.000
iShares Russell 2000 Index       COM             464287655      562   7409.434 SH       SOLE                                7409.434
iShares Russell 3000 Index       COM             464287689      418   8545.000 SH       SOLE                                8545.000
iShares S&P 500 Index            COM             464287200     1622  18360.000 SH       SOLE                               18360.000